Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets [Line Items]
Net book value	€ 68,818	€ 138,905
Purchased IT-software [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets [Line Items]
Net book value	42,841	138,905
Advances paid for software [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets [Line Items]
Net book value	25,977
Cost [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets [Line Items]
Balance beginning	(723,250)	720,942
Additions	25,977	1,900
Disposals	(7,009)
Exchange differences	(111)	408
Balance ending	742,107	723,250
Cost [Member] | Purchased IT-software [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets [Line Items]
Balance beginning	(723,250)	720,942
Additions		1,900
Disposals	(7,009)
Exchange differences	(111)	408
Balance ending	716,130	723,250
Cost [Member] | Advances paid for software [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets [Line Items]
Balance beginning
Additions	25,977
Disposals
Exchange differences
Balance ending	25,977
Accumulated amortization [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets [Line Items]
Balance beginning	584,345	(485,726)
Amortization charge for the year	(96,063)	(98,271)
Disposals	7,009
Exchange differences	111	(348)
Balance ending	(673,289)	(584,345)
Accumulated amortization [Member] | Purchased IT-software [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets [Line Items]
Balance beginning	584,345	(485,726)
Amortization charge for the year	(96,063)	(98,271)
Disposals	7,009
Exchange differences	111	(348)
Balance ending	(673,289)	(584,345)
Accumulated amortization [Member] | Advances paid for software [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Intangible Assets [Line Items]
Balance beginning
Amortization charge for the year
Disposals
Exchange differences
Balance ending